FAIR VALUE MEASUREMENTS - DOLLAR THRIFTY (Tables)	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc
Fair value of assets and liabilities
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value of Derivative Instruments(1)
	Asset Derivatives(2)		Liability Derivatives(2)
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Derivatives not designated as hedging
instruments under ASC 815:
Gasoline swaps	$1.6	$—	$—	$0.1
Interest rate caps	0.8	0.9	0.8	0.9
Foreign exchange forward contracts	2.7	3.4	4.4	4.5
Foreign exchange options	0.1	0.2	—	—
Total derivatives not designated as hedging
instruments under ASC 815	$5.2	$4.5	$5.2	$5.5
_______________________________________________________________________________

(1)	All fair value measurements were primarily based upon significant observable (Level 2) inputs.

(2)	All asset derivatives are recorded in "Prepaid expenses and other assets" and all liability derivatives are recorded in "Accrued liabilities" on our condensed consolidated balance sheets.

The following table summarizes the estimated fair value of derivatives (in millions of dollars):

	Fair Value of Derivative Instruments(1)
	Asset Derivatives(2)		Liability Derivatives(2)
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivatives not designated as hedging
instruments under ASC 815:
Gasoline swaps	$—	$—	$0.1	$0.4
Interest rate caps	0.9	0.5	0.9	0.4
Foreign exchange forward contracts	3.4	4.4	4.5	1.9
Interest rate swaps	—	—	—	0.2
Foreign exchange options	0.2	0.1	—	—
Total derivatives not designated as hedging
instruments under ASC 815	$4.5	$5.0	$5.5	$2.9
_______________________________________________________________________________

(1)	All fair value measurements were primarily based upon significant observable (Level 2) inputs.

(2)	All asset derivatives are recorded in "Prepaid expenses and other assets" and all liability derivatives are recorded in "Other accrued liabilities" on our consolidated balance sheets.

		Fair Value Measurements at Reporting Date Using
Description	Total Fair Value Assets (Liabilities) at 9/30/12	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(in thousands)
Derivative Assets	$23	$—	$23	$—
Deferred Compensation Plan Assets(a)	6,998	6,998	—	—

Total	$7,021	$6,998	$23	$—

		Fair Value Measurements at Reporting Date Using
Description	Total Fair Value Assets (Liabilities) at 12/31/11	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(in thousands)
Derivative Assets	$548	$—	$548	$—
Deferred Compensation Plan Assets(a)	5,752	5,752	—	—

Total	$6,300	$5,752	$548	$—

(a)
Deferred Compensation Plan Assets consist primarily of equity securities. The Company also has an offsetting liability related to the Deferred Compensation Plan, which is not disclosed in the table as it is not independently measured at fair value, but rather is set to equal fair value of the assets held in the related rabbi trust.

		Fair Value Measurements at Reporting Date Using
Description	Total Fair Value Assets (Liabilities) at 12/31/11	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Derivative Assets	$548	$—	$548	$—
Deferred Compensation Plan Assets(a)	5,752	5,752	—	—

Total	$6,300	$5,752	$548	$—

		Fair Value Measurements at Reporting Date Using
Description	Total Fair Value Assets (Liabilities) at 12/31/10	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Derivative Assets	$1,355	$—	$1,355	$—
Derivative Liabilities	(36,888)	—	(36,888)	—
Marketable Securities (available for sale)	169	169	—	—
Deferred Compensation Plan Assets(a)	3,916	—	3,916	—

Total	$(31,448)	$169	$(31,617)	$—

(a)
Deferred Compensation Plan Assets consist primarily of equity securities. The Company also has an offsetting liability related to the Deferred Compensation Plan, which is not disclosed in the table as it is not independently measured at fair value, but rather is set to equal fair value of the assets held in the related rabbi trust.

Schedule of information about the Company's market sensitive financial instruments

			Fair Value Measurements at Reporting Date Using
Description	Carrying Value Assets (Liabilities) at 9/30/12	Fair Value Assets (Liabilities) at 9/30/12	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(in thousands)
Vehicle debt and obligations-floating rates(1)	$(510,000)	$(510,000)	$—	$—	$(510,000)
Vehicle debt and obligations-fixed rates	(900,000)	(926,819)	—	(516,296)	(410,523)
Canadian dollar denominated vehicle debt and obligations-floating rates	(71,169)	(71,169)	—	—	(71,169)

Total	$(1,481,169)	$(1,507,988)	$—	$(516,296)	$(991,692)

(1)
The fair value of the Series 2010-3 VFN excludes the impact of the related interest rate cap.

			Fair Value Measurements at Reporting Date Using
Description	Carrying Value Assets (Liabilities) at 12/31/11	Fair Value Assets (Liabilities) at 12/31/11	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(in thousands)
Vehicle debt and obligations-floating rates	$(500,000)	$(495,820)	$—	$(495,820)	$—
Vehicle debt and obligations-fixed rates	(900,000)	(899,292)	—	(499,292)	(400,000)

Total	$(1,400,000)	$(1,395,112)	$—	$(995,112)	$(400,000)

Debt and other obligations at December 31, 2011	Carrying Value	Fair Value at 12/31/11
	(in thousands)
Debt:
Vehicle debt and obligations—floating rates	$500,000	$495,820
Vehicle debt and obligations—fixed rates	$900,000	$899,292

Debt and other obligations at December 31, 2010	Carrying Value	Fair Value at 12/31/10
	(in thousands)
Debt:
Vehicle debt and obligations—floating rates(1)	$1,200,000	$1,178,875
Vehicle debt and obligations—Canadian dollar denominated	$49,118	$49,118
Non-vehicle debt—Term Loan	$148,125	$146,459
(1)
Includes $500 million relating to the Series 2006-1 notes, the $500 million Series 2007-1 notes swapped from floating interest rates to fixed interest rates, and the $200 million Series 2010-1 VFN. The fair value excludes the impact of the related interest rate swaps and cap.